Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues (Note 3)	$ 299,071	$ 184,665	$ 140,865
Expenses / (income), net:
Voyage expenses (Note 10)	16,236	10,698	6,301
Vessel operating expenses (Note 10)	58,288	41,199	33,745
Vessel operating expenses - related parties (Notes 4, 10)	9,172	5,923	4,976
General and administrative expenses (including $2,244, $2,013 and $2,049 to related parties, for the years ended December 31, 2022, 2021 and 2020, respectively) (Notes 4, 13)	10,681	8,662	7,195
Gain on sale of vessels (Note 5)	(47,275)	(46,812)	0
Vessel depreciation and amortization (Note 5)	69,272	46,935	41,405
Operating income	182,697	118,060	47,243
Other income / (expense), net:
Interest expense and finance cost (Note 7)	(55,421)	(20,129)	(16,741)
Other (expense) / income	(1,855)	247	(135)
Total other expense, net	(57,276)	(19,882)	(16,876)
Partnership’s net income	125,421	98,178	30,367
General Partner’s interest in Partnership’s net income (Note 14)	2,157	1,790	558
Partnership’s net income allocable to unvested units (Note 14)	3,662	2,053	685
Common unit holders’ interest in Partnership’s net income (Note 14)	$ 119,602	$ 94,335	$ 29,124
Net income per (Note 14):
• Common unit, basic and diluted	$ 6.19	$ 5.14	$ 1.60
• Common units, basic and diluted	19,325,030	18,342,413	18,194,186
Partnership’s net income	$ 125,421	$ 98,178	$ 30,367
Other comprehensive loss:
Unrealized loss on derivative instruments (Note 8)	(4,766)	0	0
Partnership’s comprehensive income	$ 120,655	$ 98,178	$ 30,367